Retirement benefit plans - Fair value of plan assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Contributions from employer	€ (849)	€ (748)	€ (411)
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Opening balance	(2,555)	(1,788)	(1,064)
Interest income on plan assets	(50)	(41)	(32)
Actual administration costs	4	3	2
Contributions from employer	(849)	(748)	(411)
Actual taxes on contributions paid	99	87	48
Plan assets gain during the period	(7)	(68)	(332)
Closing balance	€ (3,358)	€ (2,555)	€ (1,788)